3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Lisa D. Zeises
direct dial:  (215) 981- 4722
zeisesl@pepperlaw.com

October 24, 2011

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:           Touchstone Strategic Trust
1933 Act File No. 002-80859
1940 Act File No. 811-03651

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Touchstone Strategic Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to register for offering and sale the following new series of the Trust: (1) Touchstone Dynamic Equity Fund, (2) Touchstone Emerging Growth Fund, (3) Touchstone International Equity Fund, (4) Touchstone Conservative Allocation Fund, (5) Touchstone Balanced Allocation Fund, (6) Touchstone Moderate Growth Allocation Fund, (7) Touchstone Growth Allocation Fund, (8) Touchstone US Long/Short Fund, (9) Touchstone Value Fund, (10) Touchstone International Small Cap Fund, (11) Touchstone Capital Growth Fund, (12) Touchstone Mid Cap Value Opportunities Fund, (13) Touchstone Small Cap Value Opportunities Fund and (14) Touchstone Focused Fund (collectively, the “Funds”).  Upon effectiveness of the Amendment, the Funds will each offer Class A, Class C, Class Y and Institutional shares.

Each Fund is expected to participate in fund reorganizations with various corresponding series of Old Mutual Funds I (File No. 811-21587) and Old Mutual Funds II (File No. 811-04391).  Accordingly, the Trust intends to submit a registration statement on Form N-14 in connection with the reorganizations.

Philadelphia	Boston	Washington, D.C.	Detroit	New York	Pittsburgh
Berwyn	Harrisburg	Orange County	Princeton	Wilmington

www.pepperlaw.com

October 24, 2011

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4722) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,
/s/ Lisa D. Zeises
Lisa D. Zeises

cc:	John M. Ford, Esq. Brian E. Hirsch, Esq.